MFS(R)/SUN LIFE SERIES TRUST:

                           Capital Appreciation Series

                          Capital Opportunities Series

                       Mass Investors Growth Stock Series

                              Mid Cap Growth Series

                             Strategic Growth Series

                      Supplement to the Current Prospectus

Effective immediately, the applicable portion of the Portfolio Managers section of the Prospectus is hereby revised as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily responsible for the day-to-day management of each series.

Series                      Portfolio Managers          Primary Role          Since     Title and Five Year History
------                      ------------------          ------------          -----     ---------------------------
Capital Appreciation        S. Irfan Ali             Portfolio Manager      December    Senior Vice President of MFS;
Series                                                                        2005      employed in the investment
                                                                                        management area of MFS since 1993.

                            Maureen H. Pettirossi    Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2002; Senior Securities Analyst
                                                                                        of Wilke/Thompson Capital Management
                                                                                        prior to 2002.

Capital Opportunities     Jeffrey C. Constantino     Portfolio Manager      December    Vice  President  of MFS;  employed in
Series                                                                        2005      the  investment  management  area  of
                                                                                        MFS since 2000.

                          Gregory W. Locraft, Jr.    Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 1998.

Mass Investors Growth          Stephen Pesek         Portfolio Manager        1999      Senior   Vice   President   of   MFS;
Series                                                                                  employed     in    the     investment
                                                                                        management area of MFS since 1994.

                               S. Irfan Ali          Portfolio Manager        2003      Senior   Vice   President   of   MFS;
                                                                                        employed     in    the     investment
                                                                                        management area of MFS since 1993.

                           Maureen H. Pettirossi     Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2002; Senior Securities
                                                                                        Analyst of Wilke/Thompson Capital
                                                                                        Management prior to 2002.

Mid Cap Growth Series      David E. Sette-Ducati     Portfolio Manager        2000      Senior   Vice   President   of   MFS;
                                                                                        employed     in    the     investment
                                                                                        management area of MFS since 1995.

                             David M. Earnest        Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2003; Portfolio Manager and
                                                                                        Analyst of Manning & Napier prior
                                                                                        to 2003.

Strategic Growth Series      Eric B. Fischman        Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2000.


                The date of this Supplement is December 6, 2005.